AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Dec. 31, 2023	Mar. 31, 2023
Amounts Receivable and Other Assets
Sales tax refundable	$ 98,729	$ 199,184
Prepaid insurance and expense	7,877	19,167
Total	$ 106,606	$ 218,351